Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 14 – Related Party Balances and Transactions

Due from a related party

In October 2021, an aggregated of $10,354,051 (RMB65,991,404) funds was transferred to an Entrusted Bank Account under Mr. Zhengyu Wang, the Chairman and previous CEO of the Company, for general business-related purpose.  Both the fund balance of $10,354,051 (or RMB65,991,404) and the related banking interest of $144,851 (or RMB923,079) were transferred back to the Company by April 6, 2022 and the funds was under full custody and control by the Company's treasurer during the above period.

Due to related parties

The balances due to related parties were as follows:

	December 31,	December 31,
	2021	2020
Mr. Hengwei Chen and his affiliates *	$902,141	$881,442
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	806,556	1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	138,724	79,457
Total	$1,847,421	$2,019,087

*Mr. Hengwei Chen was the former general manager of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock the Henglong Chen in connection with the acquisition of Shangchi Automobile. As of December 31, 2021 and 2020, the amount due to Mr. Hengwei Chen and his affiliates were $902,141 and $881,442, respectively.

As of December 31, 2021 and 2020, the Company borrowed $806,556 and $1,058,188 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose. Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $138,724 and $79,457 as of December 31, 2021 and 2020, respectively. All balances of due to the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, and LJC the company controlled by the CEO, Mr. Wangfeng Yan provided guarantees to the Company’s bank loans (Note 12).

Advance to vendor – related party

During the year ended December 31, 2020, the Company paid $3,089,690 (RMB20,154,532) to LJC, a company controlled by the CEO, Mr. Wangfeng Yan, to purchase bamboo charcoal materials. As of December 31, 2020, the Company received materials of $1,556,690 (RMB 10,154,532 with tax), the remaining advance of $1,533,000 (RMB 10 million) was returned by the vendor in March 2021.

Disposal of fixed asset to related party

On July 29, 2021, Tantech Bamboo entered into a sales agreement with Xigema Holding Hangzhou Co., Ltd. (“Xigema”) to sale part of its real property for an amount of approximately $0.8 million (RMB4,923,564). Xigema is controlled by Aihong Wang, who is a relative of Mr. Zhengyu Wang.

Lease arrangement with related party

On July 6, 2020, Tantech Bamboo signed a lease agreement with Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) to lease part of its production facilities of approximately 1,914 square meters to Forasen Food for ten years with monthly rent of approximately $5,900

(RMB38,280). Forasen Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the year ended December 31, 2021, the Company recorded rent income of $68,540 from Forasen Food. This lease agreement was terminated on July 13, 2021.

Note 14 – Related Party Balances and Transactions (continued)

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,400 (RMB15,338). Nongmi Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31, 2021, the Company recorded rent income of $13,086 from Nongmi Food.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,900 (RMB38,280). Nongmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31, 2021, the Company recorded rent income of $36,332 from Nongmi Biotechnology.